Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000163584 | State Street Blackstone Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163584 | Invesco Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163584 | DG Investment Intermediate Holdings 2, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163584 | Gainwell Acquisition Corp.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163584 | Zayo Group Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163584 | LSF9 Atlantis Holdings LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163584 | Bausch & Lomb Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163584 | CPI Holdco B LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163584 | UKG, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163584 | Cengage Learning, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163584 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163584 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163584 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163584 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163584 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000163584 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000163584 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163584 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000163584 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000163584 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000163584 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000163584 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163584 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163584 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163584 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000163584 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163584 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163584 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163585 | State Street Blackstone Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163585 | Invesco Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163585 | DG Investment Intermediate Holdings 2, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163585 | Gainwell Acquisition Corp.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163585 | Zayo Group Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163585 | LSF9 Atlantis Holdings LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163585 | Bausch & Lomb Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163585 | CPI Holdco B LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163585 | UKG, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163585 | Cengage Learning, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163585 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163585 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163585 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163585 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163585 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000163585 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000163585 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163585 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000163585 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000163585 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000163585 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000163585 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163585 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163585 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163585 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000163585 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163585 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163585 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163587 | State Street Blackstone Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163587 | Invesco Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163587 | DG Investment Intermediate Holdings 2, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163587 | Gainwell Acquisition Corp.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163587 | Zayo Group Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163587 | LSF9 Atlantis Holdings LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163587 | Bausch & Lomb Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163587 | CPI Holdco B LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163587 | UKG, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163587 | Cengage Learning, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163587 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163587 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163587 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163587 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163587 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000163587 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000163587 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163587 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000163587 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000163587 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000163587 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000163587 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163587 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163587 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163587 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000163587 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163587 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163587 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163586 | State Street Blackstone Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163586 | Invesco Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163586 | DG Investment Intermediate Holdings 2, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163586 | Gainwell Acquisition Corp.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163586 | Zayo Group Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163586 | LSF9 Atlantis Holdings LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163586 | Bausch & Lomb Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163586 | CPI Holdco B LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163586 | UKG, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163586 | Cengage Learning, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163586 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163586 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163586 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163586 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163586 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000163586 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000163586 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163586 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000163586 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000163586 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000163586 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000163586 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163586 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163586 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163586 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000163586 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163586 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163586 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163588 | State Street Blackstone Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163588 | Invesco Senior Loan ETF__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163588 | DG Investment Intermediate Holdings 2, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163588 | Gainwell Acquisition Corp.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163588 | Zayo Group Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163588 | LSF9 Atlantis Holdings LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163588 | Bausch & Lomb Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163588 | CPI Holdco B LLC__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163588 | UKG, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000163588 | Cengage Learning, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163588 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163588 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163588 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163588 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163588 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000163588 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000163588 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163588 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000163588 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000163588 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000163588 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000163588 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163588 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163588 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163588 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000163588 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000163588 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163588 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000267489 | Southern Co._5.500_3/15/2029
Holdings [Line Items]
Percent of Total Investments	2.50%
C000267489 | AT&T, Inc._4.300_12/15/2042
Holdings [Line Items]
Percent of Total Investments	2.40%
C000267489 | Eversource Energy_5.125_5/15/2033
Holdings [Line Items]
Percent of Total Investments	2.30%
C000267489 | Energy Transfer LP_5.750_2/15/2033
Holdings [Line Items]
Percent of Total Investments	2.20%
C000267489 | MPLX LP_5.400_9/15/2035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000267489 | Crown Castle, Inc._5.100_5/1/2033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000267489 | ITC Holdings Corp._5.400_6/1/2033
Holdings [Line Items]
Percent of Total Investments	2.00%
C000267489 | GreenSky Home Improvement Issuer Trust_6.220_3/25/2060
Holdings [Line Items]
Percent of Total Investments	2.00%
C000267489 | Exelon Corp._5.300_3/15/2033
Holdings [Line Items]
Percent of Total Investments	2.00%
C000267489 | U.S. Treasury Notes_3.500_2/28/2031
Holdings [Line Items]
Percent of Total Investments	2.00%
C000267489 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.40%
C000267489 | Chile
Holdings [Line Items]
Percent of Total Investments	0.50%
C000267489 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	0.50%
C000267489 | Mexico
Holdings [Line Items]
Percent of Total Investments	0.80%
C000267489 | Peru
Holdings [Line Items]
Percent of Total Investments	1.20%
C000267489 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	2.50%
C000267489 | United States
Holdings [Line Items]
Percent of Total Investments	94.10%
C000267489 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000267489 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000267489 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267489 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000267489 | IndustryTransportation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267489 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000267489 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000267489 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000267489 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000267489 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000267489 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000267489 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000267489 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000267489 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000267489 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000269735 | Southern Co._5.500_3/15/2029
Holdings [Line Items]
Percent of Total Investments	2.50%
C000269735 | AT&T, Inc._4.300_12/15/2042
Holdings [Line Items]
Percent of Total Investments	2.40%
C000269735 | Eversource Energy_5.125_5/15/2033
Holdings [Line Items]
Percent of Total Investments	2.30%
C000269735 | Energy Transfer LP_5.750_2/15/2033
Holdings [Line Items]
Percent of Total Investments	2.20%
C000269735 | MPLX LP_5.400_9/15/2035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000269735 | Crown Castle, Inc._5.100_5/1/2033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000269735 | ITC Holdings Corp._5.400_6/1/2033
Holdings [Line Items]
Percent of Total Investments	2.00%
C000269735 | GreenSky Home Improvement Issuer Trust_6.220_3/25/2060
Holdings [Line Items]
Percent of Total Investments	2.00%
C000269735 | Exelon Corp._5.300_3/15/2033
Holdings [Line Items]
Percent of Total Investments	2.00%
C000269735 | U.S. Treasury Notes_3.500_2/28/2031
Holdings [Line Items]
Percent of Total Investments	2.00%
C000269735 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.40%
C000269735 | Chile
Holdings [Line Items]
Percent of Total Investments	0.50%
C000269735 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	0.50%
C000269735 | Mexico
Holdings [Line Items]
Percent of Total Investments	0.80%
C000269735 | Peru
Holdings [Line Items]
Percent of Total Investments	1.20%
C000269735 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	2.50%
C000269735 | United States
Holdings [Line Items]
Percent of Total Investments	94.10%
C000269735 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000269735 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000269735 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000269735 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000269735 | IndustryTransportation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000269735 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000269735 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000269735 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000269735 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000269735 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000269735 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000269735 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000269735 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000269735 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000269735 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000267490 | Southern Co._5.500_3/15/2029
Holdings [Line Items]
Percent of Total Investments	2.50%
C000267490 | AT&T, Inc._4.300_12/15/2042
Holdings [Line Items]
Percent of Total Investments	2.40%
C000267490 | Eversource Energy_5.125_5/15/2033
Holdings [Line Items]
Percent of Total Investments	2.30%
C000267490 | Energy Transfer LP_5.750_2/15/2033
Holdings [Line Items]
Percent of Total Investments	2.20%
C000267490 | MPLX LP_5.400_9/15/2035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000267490 | Crown Castle, Inc._5.100_5/1/2033
Holdings [Line Items]
Percent of Total Investments	2.10%
C000267490 | ITC Holdings Corp._5.400_6/1/2033
Holdings [Line Items]
Percent of Total Investments	2.00%
C000267490 | GreenSky Home Improvement Issuer Trust_6.220_3/25/2060
Holdings [Line Items]
Percent of Total Investments	2.00%
C000267490 | Exelon Corp._5.300_3/15/2033
Holdings [Line Items]
Percent of Total Investments	2.00%
C000267490 | U.S. Treasury Notes_3.500_2/28/2031
Holdings [Line Items]
Percent of Total Investments	2.00%
C000267490 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.40%
C000267490 | Chile
Holdings [Line Items]
Percent of Total Investments	0.50%
C000267490 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	0.50%
C000267490 | Mexico
Holdings [Line Items]
Percent of Total Investments	0.80%
C000267490 | Peru
Holdings [Line Items]
Percent of Total Investments	1.20%
C000267490 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	2.50%
C000267490 | United States
Holdings [Line Items]
Percent of Total Investments	94.10%
C000267490 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000267490 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000267490 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267490 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000267490 | IndustryTransportation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267490 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000267490 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000267490 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000267490 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000267490 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000267490 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000267490 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000267490 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000267490 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000267490 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000254859 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	14.60%
C000254859 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	7.80%
C000254859 | SK Hynix, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254859 | Tencent Holdings Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.30%
C000254859 | WuXi AppTec Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254859 | MediaTek, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254859 | Alibaba Group Holding Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000254859 | Shinhan Financial Group Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254859 | ICICI Bank Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254859 | Grupo Mexico SAB de CV__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254859 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254859 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254859 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254859 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254859 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000254859 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000254859 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000254859 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000254859 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000254859 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000254859 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000254859 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254859 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000254859 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254857 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	14.60%
C000254857 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	7.80%
C000254857 | SK Hynix, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254857 | Tencent Holdings Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.30%
C000254857 | WuXi AppTec Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254857 | MediaTek, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254857 | Alibaba Group Holding Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000254857 | Shinhan Financial Group Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254857 | ICICI Bank Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254857 | Grupo Mexico SAB de CV__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254857 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254857 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254857 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254857 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254857 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000254857 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000254857 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000254857 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000254857 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000254857 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000254857 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000254857 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254857 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000254857 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254858 | Taiwan Semiconductor Manufacturing Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	14.60%
C000254858 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	7.80%
C000254858 | SK Hynix, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254858 | Tencent Holdings Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.30%
C000254858 | WuXi AppTec Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254858 | MediaTek, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254858 | Alibaba Group Holding Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000254858 | Shinhan Financial Group Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254858 | ICICI Bank Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254858 | Grupo Mexico SAB de CV__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254858 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254858 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254858 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254858 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254858 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000254858 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000254858 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000254858 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000254858 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000254858 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000254858 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000254858 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254858 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000254858 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254862 | Visa, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.20%
C000254862 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	7.80%
C000254862 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254862 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254862 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000254862 | Marsh & McLennan Cos., Inc.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000254862 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254862 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254862 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254862 | NetEase, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254862 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000254862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000254862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000254862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000254862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000254862 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000254862 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000254862 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000254862 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254861 | Visa, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.20%
C000254861 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	7.80%
C000254861 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254861 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254861 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000254861 | Marsh & McLennan Cos., Inc.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000254861 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254861 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254861 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254861 | NetEase, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254861 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000254861 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000254861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000254861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000254861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000254861 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000254861 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000254861 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000254861 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254860 | Visa, Inc.__
Holdings [Line Items]
Percent of Total Investments	9.20%
C000254860 | ASML Holding NV__
Holdings [Line Items]
Percent of Total Investments	7.80%
C000254860 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254860 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254860 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.00%
C000254860 | Marsh & McLennan Cos., Inc.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000254860 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254860 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254860 | London Stock Exchange Group PLC__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254860 | NetEase, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254860 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000254860 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000254860 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000254860 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254860 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254860 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000254860 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000254860 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000254860 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000254860 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000254860 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096903 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096903 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Mcdermott International Ltd._10.500_7/16/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Charles River Laboratories International, Inc._4.000_3/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Shearwater GeoServices AS_9.500_4/3/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096903 | MM Mirage Bluewater II Ltd._8.750_6/29/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096903 | FirstCash, Inc._6.125_5/1/2034
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096903 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096903 | Borr Drilling Ltd._3.500_5/1/2033
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096903 | Tenet Healthcare Corp._5.500_11/15/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096903 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096903 | United States
Holdings [Line Items]
Percent of Total Investments	63.60%
C000096903 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096903 | Germany
Holdings [Line Items]
Percent of Total Investments	2.30%
C000096903 | Brazil
Holdings [Line Items]
Percent of Total Investments	2.40%
C000096903 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096903 | Norway
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096903 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.40%
C000096903 | Sweden
Holdings [Line Items]
Percent of Total Investments	6.90%
C000096903 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000096903 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096903 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000096903 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000096903 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000096903 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000096903 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096904 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096904 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Mcdermott International Ltd._10.500_7/16/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Charles River Laboratories International, Inc._4.000_3/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Shearwater GeoServices AS_9.500_4/3/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096904 | MM Mirage Bluewater II Ltd._8.750_6/29/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096904 | FirstCash, Inc._6.125_5/1/2034
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096904 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096904 | Borr Drilling Ltd._3.500_5/1/2033
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096904 | Tenet Healthcare Corp._5.500_11/15/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096904 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096904 | United States
Holdings [Line Items]
Percent of Total Investments	63.60%
C000096904 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096904 | Germany
Holdings [Line Items]
Percent of Total Investments	2.30%
C000096904 | Brazil
Holdings [Line Items]
Percent of Total Investments	2.40%
C000096904 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096904 | Norway
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096904 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.40%
C000096904 | Sweden
Holdings [Line Items]
Percent of Total Investments	6.90%
C000096904 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000096904 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096904 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000096904 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000096904 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000096904 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000096904 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096907 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096907 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Mcdermott International Ltd._10.500_7/16/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Charles River Laboratories International, Inc._4.000_3/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Shearwater GeoServices AS_9.500_4/3/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096907 | MM Mirage Bluewater II Ltd._8.750_6/29/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096907 | FirstCash, Inc._6.125_5/1/2034
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096907 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096907 | Borr Drilling Ltd._3.500_5/1/2033
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096907 | Tenet Healthcare Corp._5.500_11/15/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096907 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096907 | United States
Holdings [Line Items]
Percent of Total Investments	63.60%
C000096907 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096907 | Germany
Holdings [Line Items]
Percent of Total Investments	2.30%
C000096907 | Brazil
Holdings [Line Items]
Percent of Total Investments	2.40%
C000096907 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096907 | Norway
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096907 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.40%
C000096907 | Sweden
Holdings [Line Items]
Percent of Total Investments	6.90%
C000096907 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000096907 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096907 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000096907 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000096907 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000096907 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000096907 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096905 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096905 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Mcdermott International Ltd._10.500_7/16/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Charles River Laboratories International, Inc._4.000_3/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Shearwater GeoServices AS_9.500_4/3/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096905 | MM Mirage Bluewater II Ltd._8.750_6/29/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096905 | FirstCash, Inc._6.125_5/1/2034
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096905 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096905 | Borr Drilling Ltd._3.500_5/1/2033
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096905 | Tenet Healthcare Corp._5.500_11/15/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096905 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096905 | United States
Holdings [Line Items]
Percent of Total Investments	63.60%
C000096905 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096905 | Germany
Holdings [Line Items]
Percent of Total Investments	2.30%
C000096905 | Brazil
Holdings [Line Items]
Percent of Total Investments	2.40%
C000096905 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096905 | Norway
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096905 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.40%
C000096905 | Sweden
Holdings [Line Items]
Percent of Total Investments	6.90%
C000096905 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000096905 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096905 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000096905 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000096905 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000096905 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000096905 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096906 | Cerdia Finanz GmbH_9.375_10/3/2031
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096906 | Select Medical Corp._6.250_12/1/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Mcdermott International Ltd._10.500_7/16/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Charles River Laboratories International, Inc._4.000_3/15/2031
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Shearwater GeoServices AS_9.500_4/3/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096906 | MM Mirage Bluewater II Ltd._8.750_6/29/2029
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096906 | FirstCash, Inc._6.125_5/1/2034
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096906 | GEO Group, Inc._10.250_4/15/2031
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096906 | Borr Drilling Ltd._3.500_5/1/2033
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096906 | Tenet Healthcare Corp._5.500_11/15/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096906 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096906 | United States
Holdings [Line Items]
Percent of Total Investments	63.60%
C000096906 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096906 | Germany
Holdings [Line Items]
Percent of Total Investments	2.30%
C000096906 | Brazil
Holdings [Line Items]
Percent of Total Investments	2.40%
C000096906 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096906 | Norway
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096906 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.40%
C000096906 | Sweden
Holdings [Line Items]
Percent of Total Investments	6.90%
C000096906 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000096906 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096906 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000096906 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000096906 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000096906 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000096906 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114555 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000114555 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000114555 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.60%
C000114555 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000114555 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114555 | Dominion Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000114555 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114555 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114555 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114555 | Chevron Corp.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114555 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114555 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114555 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000114555 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114555 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114555 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114555 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000114555 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000114555 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000114555 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114555 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114555 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000114555 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000114555 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114556 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000114556 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000114556 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.60%
C000114556 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000114556 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114556 | Dominion Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000114556 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114556 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114556 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114556 | Chevron Corp.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114556 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114556 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114556 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000114556 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114556 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114556 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114556 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000114556 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000114556 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000114556 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114556 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114556 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000114556 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000114556 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114559 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000114559 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000114559 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.60%
C000114559 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000114559 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114559 | Dominion Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000114559 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114559 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114559 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114559 | Chevron Corp.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114559 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114559 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114559 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000114559 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114559 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114559 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114559 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000114559 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000114559 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000114559 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114559 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114559 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000114559 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000114559 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114558 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000114558 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000114558 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.60%
C000114558 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000114558 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114558 | Dominion Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000114558 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114558 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114558 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114558 | Chevron Corp.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114558 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114558 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114558 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000114558 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114558 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114558 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114558 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000114558 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000114558 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000114558 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114558 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114558 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000114558 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000114558 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222816 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000222816 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222816 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.60%
C000222816 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000222816 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000222816 | Dominion Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000222816 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000222816 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000222816 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000222816 | Chevron Corp.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000222816 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222816 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222816 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222816 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222816 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222816 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222816 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000222816 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000222816 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000222816 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000222816 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222816 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222816 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000222816 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114557 | Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000114557 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000114557 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.60%
C000114557 | Norfolk Southern Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000114557 | Corning, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000114557 | Dominion Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000114557 | Berkshire Hathaway, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114557 | Blackrock, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000114557 | Texas Instruments, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114557 | Chevron Corp.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114557 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114557 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114557 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000114557 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114557 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114557 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114557 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000114557 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000114557 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000114557 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114557 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114557 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000114557 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000114557 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%